Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Net unrealized gain on pension, net of tax	$ (401)	$ (483)
Foreign currency effects from intercompany long-term investment transactions, net of tax of $6.5 million and $4.4 million in 2013 and 2012, respectively	12,164	5,954
Foreign currency translation adjustments	(15,955)	38,520
Accumulated other comprehensive (loss) income	(4,192)	43,991
Accumulted Other Comprehensive Income (Loss) Tax [Abstract]
Foreign currency effects from intercompany long-term investments, net of tax	$ 6,500	$ 4,400